Investment Objectives and Goals - CoinShares Bitcoin Mining and Digital Power ETF	Aug. 18, 2026
Prospectus [Line Items]
Risk/Return [Heading]	CoinShares Bitcoin Mining and Digital Power ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to provide investors with total return.